Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF

July 31, 2021 (unaudited)

	Shares	Value
Exchange Traded Note — 0.2%

Volatility Note — 0.2%
iPath Series B S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $2,117,887)	58,258	$1,759,974

Exchange Traded Vehicles — 6.7%

Gold Funds — 2.5%
Aberdeen Standard Physical Gold Shares ETF*(a)	73,781	1,285,265
Graniteshares Gold Trust*	30,623	551,826
iShares Gold Trust*	452,644	15,643,377
SPDR Gold MiniShares Trust*(a)	131,041	2,363,980
Total Gold Funds		19,844,448

Silver Funds — 1.5%
Aberdeen Standard Physical Silver Shares ETF*	33,560	825,240
iShares Silver Trust*(a)	484,323	11,444,553
Total Silver Funds		12,269,793

U.S. Dollar Fund — 2.7%
Invesco DB U.S. Dollar Index Bullish Fund*(a)	877,124	21,726,361
Total Exchange Traded Vehicles
(Cost $53,247,235)		53,840,602

Investment Companies — 93.0%

Bank Loan Funds — 10.1%
Invesco Senior Loan ETF(a)	1,936,714	42,665,809
SPDR Blackstone Senior Loan ETF	853,542	39,109,295
Total Bank Loan Funds		81,775,104

BRIC Equity Funds — 2.1%
iShares MSCI China ETF	188,736	13,451,215
SPDR S&P China ETF	30,286	3,505,301
Total BRIC Equity Funds		16,956,516

Broad Funds — 0.3%
FlexShares Global Upstream Natural Resources Index Fund(a)	41,936	1,585,600
SPDR S&P Global Natural Resources ETF	12,120	639,330
Total Broad Funds		2,224,930

Convertible Bond Funds — 10.7%
iShares Convertible Bond ETF	172,271	17,227,100
SPDR Bloomberg Barclays Convertible Securities ETF(a)	805,304	69,022,606
Total Convertible Bond Funds		86,249,706

Emerging Bonds - Local Currency Funds — 2.2%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	184,450	4,841,812
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	409,052	12,725,609
Total Emerging Bonds - Local Currency Funds		17,567,421

Emerging Bonds - USD Funds — 2.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	128,048	14,434,851
Vanguard Emerging Markets Government Bond ETF	27,121	2,171,579
Total Emerging Bonds - USD Funds		16,606,430

Emerging Equity Funds — 3.6%
iShares Core MSCI Emerging Markets ETF	228,309	14,431,412
Vanguard FTSE Emerging Markets ETF(a)	283,628	14,496,227
Total Emerging Equity Funds		28,927,639

Emerging Markets Small Cap Equity Fund — 2.1%
SPDR S&P Emerging Markets SmallCap ETF	285,331	17,136,980

Europe Equity Funds — 4.9%
iShares Core MSCI Europe ETF	141,105	8,222,188
Vanguard FTSE Europe ETF	455,460	31,203,565
Total Europe Equity Funds		39,425,753

Floating Rate - Investment Grade Funds — 2.4%
iShares Floating Rate Bond ETF(a)	272,034	13,819,327
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	172,414	5,282,765
Total Floating Rate - Investment Grade Funds		19,102,092

High Yield Corporate Bond Funds — 2.0%
iShares 0-5 Year High Yield Corporate Bond ETF	7,726	354,237
iShares iBoxx High Yield Corporate Bond ETF(a)	98,409	8,644,247
SPDR Bloomberg Barclays High Yield Bond ETF(a)	37,831	4,152,709
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	12,473	342,384
Xtrackers USD High Yield Corporate Bond ETF(a)	72,494	2,919,333
Total High Yield Corporate Bond Funds		16,412,910

International Bond Fund — 2.1%
SPDR Bloomberg Barclays International Treasury Bond ETF	570,327	16,961,525

International Equity Core Funds — 0.4%
iShares Core MSCI EAFE ETF	22,011	1,662,931
Vanguard FTSE Developed Markets ETF(a)	33,689	1,744,416
Total International Equity Core Funds		3,407,347

International Large Cap Growth Fund — 0.5%
iShares MSCI EAFE Growth ETF(a)	34,925	3,813,112

International Small Cap Equity Funds — 1.8%
Schwab International Small-Cap Equity ETF(a)	93,862	3,980,687
Vanguard FTSE All World ex-U.S. Small-Cap ETF(a)	75,440	10,389,597
Total International Small Cap Equity Funds		14,370,284

Investment Grade Corporate Bond Funds — 17.4%
iShares Broad USD Investment Grade Corporate Bond ETF	5,888	360,640

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Investment Companies (continued)

Investment Grade Corporate Bond Funds (continued)
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	18,183	$2,473,070
SPDR Portfolio Short Term Corporate Bond ETF	690,028	21,604,777
Vanguard Intermediate-Term Corporate Bond ETF	29,638	2,847,915
Vanguard Short-Term Corporate Bond ETF(a)	1,363,099	112,960,014
Total Investment Grade Corporate Bond Funds		140,246,416

Mortgage Backed Securities Funds — 0.3%
iShares MBS ETF	11,736	1,275,586
SPDR Portfolio Mortgage Backed Bond ETF(a)	7,474	193,876
Vanguard Mortgage-Backed Securities ETF(a)	13,989	749,810
Total Mortgage Backed Securities Funds		2,219,272

Municipal Bond Fund — 0.1%
VanEck Vectors High Yield Muni ETF(a)	8,363	534,145

U.S. Large Cap Core Funds — 1.4%
Energy Select Sector SPDR Fund	47,709	2,356,347
Financial Select Sector SPDR Fund	129,231	4,719,516
Health Care Select Sector SPDR Fund	1,713	226,373
Technology Select Sector SPDR Fund	12,717	1,950,788
Vanguard Energy ETF(a)	7,190	498,195
Vanguard Financials ETF(a)	13,853	1,249,402
Vanguard Health Care ETF(a)	1,106	283,601
Vanguard Information Technology ETF	1,138	469,095
Total U.S. Large Cap Core Funds		11,753,317

U.S. Large Cap Growth Funds — 1.6%
Schwab U.S. Large-Cap Growth ETF(a)	11,875	1,791,106
Vanguard Growth ETF	31,474	9,314,415
Vanguard Mega Cap Growth ETF(a)	5,618	1,345,736
Vanguard Russell 1000 Growth ETF	10,947	789,279
Total U.S. Large Cap Growth Funds		13,240,536

U.S. Medium Term Treasury Bond Funds — 5.3%
iShares 3-7 Year Treasury Bond ETF(a)	159,741	21,044,280
Schwab Intermediate-Term U.S. Treasury ETF	115,828	6,661,268
Vanguard Intermediate-Term Treasury ETF	216,369	14,832,095
Total U.S. Medium Term Treasury Bond Funds		42,537,643

U.S. Momentum Fund — 0.0%(b)
iShares MSCI USA Momentum Factor ETF	78	13,652

U.S. Preferred Funds — 1.5%
Invesco Preferred ETF(a)	214,518	3,267,109
iShares Preferred & Income Securities ETF(a)	224,989	8,869,067
Total U.S. Preferred Funds		12,136,176

U.S. Small Cap Growth Funds — 2.2%
iShares Russell 2000 Growth ETF(a)	20,606	6,182,830
iShares S&P Small-Cap 600 Growth ETF(a)	24,904	3,294,301
Vanguard Small-Cap Growth ETF(a)	28,854	8,250,513
Total U.S. Small Cap Growth Funds		17,727,644

U.S. Ultra Short Term Bond Funds — 16.0%
Invesco Treasury Collateral ETF	50,714	5,358,948
IQ Ultra Short Duration ETF†(c)	2,484,529	123,058,721
Total U.S. Ultra Short Term Bond Funds		128,417,669

Total Investment Companies
(Cost $724,907,931)		749,764,219

Short-Term Investments — 18.5%

Money Market Funds — 18.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(d)(e)	148,472,191	148,472,191
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(d)	704,919	704,919
Total Short-Term Investments
(Cost $149,177,110)		149,177,110

Total Investments — 118.4%
(Cost $929,450,163)		954,541,905
Other Assets and Liabilities, Net — (18.5)%		(148,627,357)
Net Assets — 100.0%		$805,914,548

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $167,027,048; total market value of collateral held by the Fund was $170,807,516. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $22,335,326.
(b)	Less than 0.05%.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $743,400.
(d)	Reflects the 1-day yield at July 31, 2021.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2021 (unaudited)

Total Return Swap contracts outstanding at July 31, 2021:

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
Aberdeen Standard Physical Gold Shares ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	$35,589	$–
Aberdeen Standard Physical Gold Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	35,589	–
Aberdeen Standard Physical Silver Shares ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	22,869	–
Aberdeen Standard Physical Silver Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	22,869	–
Consumer Discretionary Select Sector SPDR Fund	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(759,610)	–
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.05%	7/05/2023	Monthly	(759,610)	–
Energy Select Sector SPDR Fund	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	65,244	–
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	65,244	–
Fidelity MSCI Real Estate Index ETF	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(98,137)	–
Fidelity MSCI Real Estate Index ETF	Morgan Stanley	1-Day FEDEF – 24.40%	7/05/2023	Monthly	(98,137)	–
Financial Select Sector SPDR Fund	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	130,705	–
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	130,705	–
FlexShares Global Upstream Natural Resources Index Fund	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	43,897	–
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	43,897	–
Graniteshares Gold Trust	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	15,281	–
Graniteshares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	15,281	–
Health Care Select Sector SPDR Fund	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	6,343	–
Health Care Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	6,343	–
Invesco DB U.S. Dollar Index Bullish Fund	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	601,738	–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	601,738	–
Invesco KBW Bank ETF	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(49,062)	–
Invesco KBW Bank ETF	Morgan Stanley	1-Day FEDEF – 2.85%	7/05/2023	Monthly	(49,062)	–
Invesco Preferred ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	90,497	–
Invesco Preferred ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	90,497	–
Invesco Senior Loan ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	1,181,667	–
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,181,667	–
Invesco Treasury Collateral ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	148,466	–
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	148,466	–
iPath Series B S&P 500 VIX Short-Term Futures ETN	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	48,729	–
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	48,729	–

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2021 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
IQ Ultra Short Duration ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	$3,408,209	$–
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,408,209	–
iShares 0-5 Year High Yield Corporate Bond ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	9,812	–
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	9,812	–
iShares 20+ Year Treasury Bond ETF	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(1,161,023)	–
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 0.85%	7/05/2023	Monthly	(1,161,023)	–
iShares 3-7 Year Treasury Bond ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	582,818	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	582,818	–
iShares Broad USD Investment Grade Corporate Bond ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	9,984	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	9,984	–
iShares Convertible Bond ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	477,100	–
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	477,100	–
iShares Core MSCI EAFE ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	46,086	–
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	46,086	–
iShares Core MSCI Emerging Markets ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	399,677	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	399,677	–
iShares Core MSCI Europe ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	227,719	–
iShares Core MSCI Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	227,719	–
iShares Core S&P U.S. Value ETF	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(422,760)	–
iShares Core S&P U.S. Value ETF	Morgan Stanley	1-Day FEDEF - 0.85%	7/05/2023	Monthly	(422,760)	–
iShares Core U.S. REIT ETF	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(125,316)	–
iShares Core U.S. REIT ETF	Morgan Stanley	1-Day FEDEF - 3.15%	7/05/2023	Monthly	(125,316)	–
iShares Floating Rate Bond ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	382,727	–
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	382,727	–
iShares Gold Trust	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	433,244	–
iShares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	433,244	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	68,549	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	68,549	–
iShares iBoxx High Yield Corporate Bond ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	239,452	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	239,452	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	399,741	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	399,741	–
iShares MBS ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	35,324	–

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2021 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
iShares MBS ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$35,324	$–
iShares MSCI China ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	372,528	–
iShares MSCI China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	372,528	–
iShares MSCI EAFE Growth ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	105,577	–
iShares MSCI EAFE Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	105,577	–
iShares MSCI Emerging Markets Min Vol Factor ETF	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(4,425,058)	–
iShares MSCI Emerging Markets Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(4,425,058)	–
iShares MSCI Japan ETF	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(2,106,180)	–
iShares MSCI Japan ETF	Morgan Stanley	1 Day FEDEF - 1.35%	7/05/2023	Monthly	(2,106,180)	–
iShares MSCI USA Momentum Factor ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	350	–
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	350	–
iShares Preferred & Income Securities ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	245,626	–
iShares Preferred & Income Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	245,626	–
iShares Russell 2000 Growth ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	171,329	–
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	171,329	–
iShares Russell 2000 Value ETF	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(211,627)	–
iShares Russell 2000 Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(211,627)	–
iShares S&P Small-Cap 600 Growth ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	91,273	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	91,273	–
iShares S&P Small-Cap 600 Value ETF	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(127,247)	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1-Day FEDEF - 3.10%	7/05/2023	Monthly	(127,247)	–
iShares Silver Trust	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	316,973	–
iShares Silver Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	316,973	–
iShares TIPS Bond ETF	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(220,288)	–
iShares TIPS Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(220,288)	–
Schwab Intermediate-Term U.S. Treasury ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	184,492	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	184,492	–
Schwab International Small-Cap Equity ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	110,266	–
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	110,266	–
Schwab U.S. Large-Cap Growth ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	49,623	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	49,623	–
Schwab U.S. Large-Cap Value ETF	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(391,003)	–
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	1-Day FEDEF – 1.55%	7/05/2023	Monthly	(391,003)	–
Schwab U.S. TIPS ETF	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(143,369)	–

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2021 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
Schwab U.S. TIPS ETF	Morgan Stanley	1-Day FEDEF - 0.90%	7/05/2023	Monthly	$(143,369)	$–
SPDR Blackstone Senior Loan ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	1,083,185	–
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,083,185	–
SPDR Bloomberg Barclays Convertible Securities ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	1,911,676	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,911,676	–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	134,111	–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	134,111	–
SPDR Bloomberg Barclays High Yield Bond ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	115,039	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	115,039	–
SPDR Bloomberg Barclays International Treasury Bond ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	469,773	–
SPDR Bloomberg Barclays International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	469,773	–
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	146,306	–
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	146,306	–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	9,470	–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	9,470	–
SPDR Dow Jones International Real Estate ETF	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(723,056)	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.80%	7/05/2023	Monthly	(723,056)	–
SPDR Gold MiniShares Trust	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	65,467	–
SPDR Gold MiniShares Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	65,467	–
SPDR Portfolio Long Term Treasury ETF	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(274,348)	–
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(274,348)	–
SPDR Portfolio Mortgage Backed Bond ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	5,370	–
SPDR Portfolio Mortgage Backed Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	5,370	–
SPDR Portfolio S&P 500 Value ETF	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(496,098)	–
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	1-Day FEDEF – 0.65%	7/05/2023	Monthly	(496,098)	–
SPDR Portfolio Short Term Corporate Bond ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	598,365	–
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	598,365	–
SPDR S&P Bank ETF	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(68,997)	–
SPDR S&P Bank ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(68,997)	–
SPDR S&P China ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	97,106	–

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2021 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
SPDR S&P China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$97,106	$–
SPDR S&P Emerging Markets SmallCap ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	474,654	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	474,654	–
SPDR S&P Global Natural Resources ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	17,724	–
SPDR S&P Global Natural Resources ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	17,724	–
Technology Select Sector SPDR Fund	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	53,997	–
Technology Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	53,997	–
VanEck Vectors High Yield Muni ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	14,818	–
VanEck Vectors High Yield Muni ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	14,818	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	352,445	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	352,445	–
Vanguard Consumer Discretionary ETF	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(231,892)	–
Vanguard Consumer Discretionary ETF	Morgan Stanley	1-Day FEDEF - 4.40%	7/05/2023	Monthly	(231,892)	–
Vanguard Emerging Markets Government Bond ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	60,133	–
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	60,133	–
Vanguard Energy ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	13,789	–
Vanguard Energy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	13,789	–
Vanguard Financials ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	34,633	–
Vanguard Financials ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	34,633	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	287,697	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	287,697	–
Vanguard FTSE Developed Markets ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	48,311	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	48,311	–
Vanguard FTSE Emerging Markets ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	401,469	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	401,469	–
Vanguard FTSE Europe ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	864,185	–
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	864,185	–
Vanguard Global ex-U.S. Real Estate ETF	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(3,892,418)	–
Vanguard Global ex-U.S. Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(3,892,418)	–
Vanguard Growth ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	258,060	–
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	258,060	–
Vanguard Health Care ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	7,949	–
Vanguard Health Care ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	7,949	–

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2021 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
Vanguard Information Technology ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	$13,191	$–
Vanguard Information Technology ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	13,191	–
Vanguard Intermediate-Term Corporate Bond ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	78,890	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	78,890	–
Vanguard Intermediate-Term Treasury ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	410,820	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	410,820	–
Vanguard Long-Term Treasury ETF	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(180,632)	–
Vanguard Long-Term Treasury ETF	Morgan Stanley	1-Day FEDEF – 2.65%	7/05/2023	Monthly	(180,632)	–
Vanguard Mega Cap Growth ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	37,368	–
Vanguard Mega Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	37,368	–
Vanguard Mortgage-Backed Securities ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	20,743	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	20,743	–
Vanguard Real Estate ETF	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(2,443,288)	–
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.15%	7/05/2023	Monthly	(2,443,288)	–
Vanguard Russell 1000 Growth ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	21,846	–
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	21,846	–
Vanguard Russell 1000 Value	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(240,336)	–
Vanguard Russell 1000 Value	Morgan Stanley	1-Day FEDEF – 0.85%	7/05/2023	Monthly	(240,336)	–
Vanguard Short-Term Corporate Bond ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	3,128,508	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,128,508	–
Vanguard Small-Cap Growth ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	228,466	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	228,466	–
Vanguard Small-Cap Value ETF	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(317,517)	–
Vanguard Small-Cap Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(317,517)	–
Vanguard Value ETF	Merrill Lynch	1-Month LIBOR	3/31/2022	Monthly	(3,329,762)	–
Vanguard Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(3,329,762)	–
Xtrackers USD High Yield Corporate Bond ETF	Merrill Lynch	1-Month LIBOR + 0.50%	3/31/2022	Monthly	80,862	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	80,862	–
						$–

Cash posted has been segregated as collateral for swaps in the amount of $570,000 at July 31, 2021.

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $743,400 and with Merrill Lynch amounted to $– at July 31, 2021. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2021 (unaudited)

(f)	Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(g)	Reflects the value at reset date of July 31, 2021.

Abbreviations

FEDEF — Federal Funds Effective Rate

LIBOR — London InterBank Offered Rate

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(h)
Exchange Traded Note	$1,759,974	$–	$–	$1,759,974
Exchange Traded Vehicles	53,840,602	–	–	53,840,602
Investment Companies	749,764,219	–	–	749,764,219
Short-Term Investments:
Money Market Funds	149,177,110	–	–	149,177,110
Total Investments in Securities	954,541,905	–	–	954,541,905
Other Financial Instruments:(i)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$954,541,905	$–	$–	$954,541,905
Liability Valuation Inputs
Other Financial Instruments:(i)
Swap Contracts	$–	$–	$–	$–
	$–	$–	$–	$–

(h)	For a complete listing of investments and their industries, see the Schedule of Investments.
(i)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with affiliated fund during the period ended July 31, 2021 is as follows:

Affiliated Holdings

	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2021	Value ($) at 07/31/2021
IQ Ultra Short Duration ETF	2,333,212	115,750,647	13,033,371	(5,524,759)	37,637	(238,175)	293,643	–	2,484,529	123,058,721